Organization, Summary of Significant Accounting Policies and New Accounting Standards - Consolidation of VIEs (Details) - Social Finance, Inc. - entity	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of consolidated VIEs	15	15	18
Number of consolidated VIEs without securitization of debt	2	1	1
VIE ownership interest threshold to determine significant interest		10.00%